BRANCH SALE (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loans [Abstract]
Commercial	$ 635,234,000	$ 617,258,000
Mortgage	486,633,000	527,340,000
Installment	192,065,000	189,849,000
Total Loans	1,374,570,000	1,419,139,000
Allowance for loan losses	(32,325,000)	(44,275,000)
Net Loans	1,342,245,000	1,374,864,000
Deposits [Abstract]
Non-interest bearing	518,658,000	488,126,000
Savings and interest-bearing checking	910,352,000	871,238,000
Retail time	358,800,000	372,340,000
Deposit premium payment		11,500,000
Discount percentage of branches being sold (in hundredths)		1.75%
Fair value of fixed assets expected to be sold		48,000,000
Cost of fixed assets expected to be sold, net of accumulated depreciation		8,100,000
Amount of remaining unamortized intangible assets		336,100,000
Net gain on branch sale	0	5,402,000	0
Existing core deposit intangibles allocation related to Branch sale		2,600,000
Loss on sale of fixed assets allocation related to Branch sale		2,500,000
Loss on the sale of loans allocation related to Branch sale		200,000
Transaction related costs allocation related to Branch sale		800,000
Midland, Michigan [Member]
Branch Location [Line Items]
Number of branches to be sold		21
Loans [Abstract]
Commercial		27,083,000
Mortgage		8,074,000
Installment		12,797,000
Total Loans		47,954,000
Allowance for loan losses		(610,000)
Net Loans		47,344,000
Deposits [Abstract]
Non-interest bearing		71,718,000
Savings and interest-bearing checking		217,264,000
Retail time		114,107,000
Total deposits		$ 403,089,000
Battle Creek, Michigan market area [Member]
Branch Location [Line Items]
Number of branches to be sold		6
Northeast Michigan [Member]
Branch Location [Line Items]
Number of branches to be sold		15